FORWARD FUNDS

Supplement dated October 25, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Growth Allocation Fund (“No-Load Summary Prospectus”) and Summary Prospectus for Class A and Class C Shares of the Forward Growth Allocation Fund (“Load Summary Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE OF BENCHMARK INDICES

The following information applies to the Forward Growth Allocation Fund (the “Fund”) only:

Effective December 3, 2012, the benchmark index for the Forward Growth Allocation Fund will be the Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index). Accordingly, the following paragraph shall replace the second paragraph under the heading “Performance Information” in the No-Load Summary Prospectus and the Load Summary Prospectus:

Effective December 3, 2012, the Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index) replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Growth Allocation Blended Index, the Barclays Capital Global Aggregate GDP Weighted Index and the MSCI ACWI GDP Weighted Index will be shown.

Additionally, the “Average Annual Total Returns” table in the No-Load Summary Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–8.14%	0.05%	7.41%	5.46%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	7.23%	6.74%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	7.11%	4.80%

The “Average Annual Total Returns” table in the Load Summary Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth Allocation Fund – Class C (Inception: 12/30/02)
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–8.14%	0.05%	9.61%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.66%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	10.04%
Forward Growth Allocation Fund – Class A (Inception: 9/29/03)
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–8.14%	0.05%	7.99%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.32%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	8.08%

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP GRT ALL BM 10252012